United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number:                    811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2012
Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of September 30, 2012 — (Unaudited)

	Number of Shares	Value
Common Stocks 90.59% (percentage of net assets)
CONSUMER DISCRETIONARY 18.17%
Auto Manufacturers 1.23%
Ford Motor Co.	200,000	$1,972,000
Casino & Gaming 0.58%
Las Vegas Sands Corp.	20,000	927,400
Home Improvement Retail 1.50%
Home Depot, Inc.	40,000	2,414,800
Homebuilding 5.53%
Lennar Corp. Class Aa	80,000	2,781,600
•Pulte Group, Inc.	200,000	3,100,000
•Toll Brothers, Inc.	90,000	2,990,700
		8,872,300
Internet Retail 2.38%
•Amazon.com, Inc.	15,000	3,814,800
Restaurants 6.95%
•Chipotle Mexican Grill, Inc., Class A	17,000	5,398,180
McDonald’s Corp.	35,000	3,211,250
Starbucks Corp.	50,000	2,537,500
		11,146,930
Total Consumer Discretionary (cost: $19,509,535)		29,148,230
CONSUMER STAPLES 9.29%
Distillers & Vintners 1.22%
Brown-Forman Corp., Class B	30,000	1,957,500
Food Retail 0.91%
Whole Foods Market, Inc.	15,000	1,461,000
Hypermarkets & Super Centers 1.56%
Costco Wholesale Corp.	25,000	2,503,125
Packaged Food & Meats 5.60%
•Annie’s, Inc.[a]	50,000	2,242,000
The Hershey Co.	20,000	1,417,800
McCormick & Co., Inc.	40,000	2,481,600
•The Hain Celestial Group, Inc.	45,000	2,835,000
		8,976,400
Total Consumer Staples (cost: $11,981,047)		14,898,025
ENERGY 16.55%
Integrated Oil & Gas 1.45%
Chevron Corp.	20,000	2,331,200
Oil & Gas – Exploration & Production 3.53%
BreitBurn Energy Partners LP	82,000	1,593,260
Devon Energy Corp.	40,000	2,420,000
SandRidge Mississippian Trust IIa	40,000	813,600
•WPX Energy, Inc.	50,000	829,500
		5,656,360
Oil & Gas – Refining & Marketing 1.60%
Calumet Specialty Products Partners LPa	80,000	2,560,000
Oil & Gas – Storage & Transportation 9.97%
DCP Midstream Partners LPa	50,000	$2,322,000
Eagle Rock Energy Partners LP	100,000	955,000
Energy Transfer Equity LP	50,000	2,260,000
Kinder Morgan, Inc.	70,000	2,486,400
MarkWest Energy Partners LP	30,000	1,632,600
The Williams Companies, Inc.	150,000	5,245,500
Williams Partners LP	20,000	1,093,600
		15,995,100
Total Energy (cost: $18,291,334)		26,542,660
FINANCIAL SERVICES 7.60%
Consumer Finance 2.09%
American Express Co.	59,000	3,354,740
Diversified Banks 1.08%
Wells Fargo & Co.	50,000	1,726,500
Life & Health Insurance 1.07%
MetLife, Inc.	50,000	1,723,000
Property & Casualty Insurance 1.65%
•Berkshire Hathaway, Inc.	30,000	2,646,000
Residential REITs 1.10%
American Campus Communities, Inc.	40,000	1,755,200
Retail REITs 0.61%
Weingarten Realty Investors	35,000	983,850
Total Financial Services (cost: $8,685,381)		12,189,290
HEALTH CARE 5.46%
Biotechnology 0.95%
•Regeneron Pharmaceuticals, Inc.	10,000	1,526,600
Health Care Equipment 2.17%
•IDEXX Laboratories, Inc.	15,000	1,490,250
•Intuitive Surgical, Inc.	4,000	1,982,520
		3,472,770
Health Care Services 2.34%
•Express Scripts Holding Co.	60,000	3,760,200
Total Health Care (cost: $7,339,747)		8,759,570
INDUSTRIALS 6.74%
Aerospace & Defense 1.04%
The Boeing Co.	24,000	1,670,880
Construction & Engineering 1.40%
Fluor Corp.	40,000	2,251,200
Construction, Farm Machinery & Trucks 1.61%
Caterpillar, Inc.	30,000	2,581,200
Environmental & Facilities Services 0.85%
•Stericycle, Inc.	15,000	1,357,800
Industrial Conglomerates 1.84%
General Electric Co.	130,000	2,952,300
Total Industrials (cost: $8,503,516)		10,813,380
See Notes to Portfolio Holdings	BURNHAM FUND 1

Burnham Fund

Portfolio Holdings (Continued) As of September 30, 2012 — (Unaudited)

	Number of Shares	Value
INFORMATION TECHNOLOGY 19.08%
Computer Hardware 11.82%
Apple, Inc.[b]	25,000	$16,681,500
International Business Machines Corp.	11,000	2,281,950
		18,963,450
Internet Software & Services 5.36%
•eBay, Inc.	50,000	2,420,500
•Google, Inc., Class A	5,000	3,772,500
•LinkedIn Corp., Class Aa	20,000	2,408,000
		8,601,000
Systems Software 1.90%
Microsoft Corp.	60,000	1,786,800
Oracle Corp.	40,000	1,259,600
		3,046,400
Total Information Technology (cost: $13,556,321)		30,610,850
MATERIALS 3.58%
Diversified Chemicals 2.05%
Dow Chemical Co.	53,000	1,534,880
E.I. du Pont de Nemours & Co.	35,000	1,759,450
		3,294,330
Diversified Metals & Mining 1.04%
Freeport-McMoRan Copper & Gold, Inc.	42,000	1,662,360
Precious Metals & Minerals 0.49%
Silver Wheaton Corp.	20,000	794,200
Total Materials (cost: $5,203,882)		5,750,890
TELECOMMUNICATIONS SERVICES 4.12%
Integrated Telecommunications Services 4.12%
AT&T, Inc.	60,000	2,262,000
CenturyLink, Inc.	40,000	1,616,000
Verizon Communications, Inc.	60,000	2,734,200
		6,612,200
Total Telecommunications Services (cost: $5,430,616)		6,612,200
Total Common Stocks (cost: $98,501,379)		145,325,095
Exchange Traded Fund 2.14% (percentage of net assets)
•SPDR Gold Trust	20,000	3,440,400
Total Exchange Traded Fund (cost: $1,538,510)		3,440,400
Short-Term Instruments[c] 13.13% (percentage of net assets)
Money Market Fund 6.12%
Invesco Aim Short-Term Investment Trust – Liquid Assets Portfolio[d]	9,817,512	9,817,512
Total Money Market Fund (cost: $9,817,512)		9,817,512

	Face Value	Value
Time Deposit 7.01%
Bank of America Corp.
0.03%, 10/01/12	$11,241,574	$11,241,574
Total Time Deposit (cost: $11,241,574)		11,241,574
Total Short-Term Instruments (cost: $21,059,086)		21,059,086
Total Investments 105.86% (Cost: $121,098,975)		$169,824,581
Call option written (0.15)% (Premiums received: $109,576)		(240,000)
Liabilities, less cash and other assets (5.71)%		(9,156,674)
Net Assets 100.00%		$160,427,907

	Number of Contracts
Call Option Written (0.15)% (percentage of net assets)
Apple, Inc. Calls @ 640 due Nov 12	50	$(240,000)
Total Call Option Written (Premiums received: $109,576)		$(240,000)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at September 30, 2012, based on securities owned was $121,098,975. The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2012 was $49,214,119 and $(488,513), respectively.

a	All or portion of security out on loan. Total market value of loaned securities at September 30, 2012 was $9,603,021.
•	Indicates securities that do not produce income.
b	Securities or partial securities on which call options were written.
c	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 7.01%.
d	Represents investment of collateral received from securities lending transactions.
See Notes to Portfolio Holdings	BURNHAM FUND 2

Burnham Financial Services Fund

Portfolio Holdings As of September 30, 2012 — (Unaudited)

	Number of Shares	Value
Common Stocks 93.65% (percentage of net assets)
BANKS 58.01%
Banks – Regional 58.01%
•1st United Bancorp, Inc.	410,993	$2,650,905
Alliance Financial Corp.	12,500	502,625
•Ameris Bancorp	40,000	503,600
•ASB Bancorp, Inc.	72,448	1,122,944
BancorpSouth, Inc.	25,000	368,500
BNC Bancorp	89,300	735,832
•Cape Bancorp, Inc.	50,000	468,000
•Capital Bank Financial Corp., Class A	31,250	562,500
Centerstate Banks, Inc.	167,420	1,493,386
CoBiz Financial, Inc.	112,500	787,500
•Eagle Bancorp, Inc.	12,500	209,000
•First California Financial Group, Inc.	150,000	1,044,000
First Commonwealth Financial Corp.	75,000	528,750
First Community Corp.	94,125	793,474
First Midwest Bancorp, Inc.	40,000	502,000
•Guaranty Bancorp	160,023	323,247
Heritage Financial Corp.	25,000	375,750
•Heritage Oaks Bancorp	102,000	587,520
•Jacksonville Bancorp, Inc.	57,701	53,085
MB Financial, Inc.	45,254	893,767
•Metro Bancorp, Inc.	17,500	221,725
•MetroCorp Bancshares, Inc.	63,000	667,170
Middleburg Financial Corp.	17,500	310,800
Old Line Bancshares, Inc.	23,461	248,217
•OmniAmerican Bancorp, Inc.	92,250	2,096,843
•Orrstown Financial Services, Inc.	7,050	77,550
•Park Sterling Corp.	421,712	2,083,257
•Porter Bancorp, Inc.	308,538	592,393
Regions Financial Corp.[a]	25,000	180,250
•Seacoast Banking Corporation of Florida	712,680	1,133,161
Southern National Bancorp of Virginia, Inc.	15,825	126,600
State Bank Financial Corp.	60,000	989,400
Sterling Bancorp	120,000	1,190,400
•Suffolk Bancorp 144Ab,4	67,500	911,250
Susquehanna Bancshares, Inc.	81,540	852,908
United Financial Bancorp, Inc.	90,200	1,305,194
Washington Banking Co.	20,000	283,400
Webster Financial Corp.	7,500	177,750
West Coast Bancorp	28,000	630,560
		28,585,213
Total Banks (cost: $27,502,382)		28,585,213
DIVERSIFIED FINANCIALS 12.61%
Investment Banking & Brokerage 8.62%
•Cowen Group, Inc., Class A	761,661	2,056,485
•Gleacher & Co., Inc.	3,004,364	2,193,186
		4,249,671
Other Diversified Financial Services 1.65%
•OBA Financial Services, Inc.	20,000	302,800
•Western Liberty Bancorp[3]	125,000	508,750
		811,550
Property & Casualty Insurance 0.77%
•Hilltop Holdings, Inc.	30,000	381,300
Real Estate Investment Trust 0.96%
Western Asset Mortgage Capital Corp.	21,361	474,214
Unregistered Investment Company 0.61%
•Peregrine Holdings LLC 144Ab,3,4	275,000	$298,226
Total Diversified Financials (cost: $8,298,910)		6,214,961
THRIFTS & MORTGAGE FINANCE 23.03%
Thrifts & Mortgage Finance 23.03%
Astoria Financial Corp.	50,000	494,000
•Atlantic Coast Financial Corp.	73,987	145,015
•Bank of Atlanta 144Ab,4	228,572	91,429
•Beneficial Mutual Bancorp, Inc.	50,000	478,000
CFS Bancorp, Inc.	45,000	245,700
Charter Financial Corp.[c]	148,348	1,446,393
Cheviot Financial Corp.	50,000	450,000
Citizens South Banking Corp., Inc.	130,052	910,364
Fox Chase Bancorp, Inc.	25,083	391,796
•Franklin Financial Corp.	50,000	853,000
Heritage Financial Group, Inc.	41,453	544,692
•HomeTrust Bancshares, Inc.	85,125	1,127,906
Investors Bancorp, Inc.	114,500	2,088,480
•Meridian Interstate Bancorp, Inc.	19,310	318,615
New England Bancshares, Inc.	15,606	213,646
OceanFirst Financial Corp.	20,000	293,400
•TFS Financial Corp.	33,100	300,217
ViewPoint Financial Group, Inc.	50,000	958,500
		11,351,153
Total Thrifts & Mortgage Finance (cost: $10,381,019)		11,351,153
Total Common Stocks (cost: $46,182,311)		46,151,327
Warrants 0.00% (percentage of net assets)
BANKS 0.00%
Banks – Regional 0.00%
•Porter Bancorp, Inc., Expires 06/30/15	45,651	457
Total Banks (cost: $0)		457
Total Warrants (cost: $0)		457

	Face Value
Short-Term Instruments[d] 8.35% (percentage of net assets)
Certificate of Deposit 0.20%
Eastern Bank
0.15%, 11/20/12	$100,404	100,404
Total Certificate of Deposit (cost: $100,404)		100,404

	Number of Shares
Money Market Fund 0.01%
Invesco Aim Short-Term Investment Trust – Liquid Assets Portfolio[e]	4,100	4,100
Total Money Market Fund (cost: $4,100)		4,100
	Face Value	Value
Time Deposit 8.14%
Wells Fargo & Co.
0.03%, 10/01/12	$4,010,383	$4,010,383
Total Time Deposit (cost: $4,010,383)		4,010,383
Total Short-Term Instruments (cost: $4,114,887)		4,114,887
See Notes to Portfolio Holdings	BURNHAM FINANCIAL SERVICES FUND 3

Burnham Financial Services Fund

Portfolio Holdings (Continued) As of September 30, 2012 — (Unaudited)

Face Value	Value

Total Investments 102.00% (Cost: $50,297,198)	$50,266,671
Call option written (0.02)%
(Premiums received: $14,000)	(10,500)
Liabilities, less cash and other assets (1.98)%	(974,775)

Net Assets 100.00%	$49,281,396

	Number of Contracts
Call Option Written (0.02)% (percentage of net assets)
Regions Financial Corp. Calls
@ 7.5 due Jan 13	250	$(10,500)
Total Call Option Written (Premiums received: $14,000)		$(10,500)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at September 30, 2012, based on securities owned was $50,297,198. The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2012 was $7,598,304 and $(7,628,831), respectively.

144A	Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.
•	Indicates securities that do not produce income.
a	Securities or partial securities on which call options were written.
b	Indicates a fair valued security. Total market value for fair valued securities is $1,300,905, representing 2.64% of net assets.
c	All or portion of security out on loan. Total market value of loaned securities at September 30, 2012 was $3,992.
d	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 8.34%.
e	Represents investment of collateral received from securities lending transactions.
See Notes to Portfolio Holdings	BURNHAM FINANCIAL SERVICES FUND 4

Burnham Financial Industries Fund

Portfolio Holdings As of September 30, 2012 — (Unaudited)

	Number of Shares	Value
Common Stocks 99.51% (percentage of net assets)
BANKS 43.58%
Banks – Regional 41.15%
•1st United Bancorp, Inc.[a]	859,897	$5,546,336
Alliance Financial Corp.[a]	25,000	1,005,250
BancorpSouth, Inc.	30,000	442,200
•Capital Bank Financial Corp., Class A	62,500	1,125,000
Centerstate Banks, Inc.[a]	350,200	3,123,784
•Eagle Bancorp, Inc.	25,000	418,000
Fifth Third Bancorp[b]	50,000	775,500
First Commonwealth Financial Corp.[a]	161,400	1,137,870
•Heritage Oaks Bancorp	94,000	541,440
•Jacksonville Bancorp, Inc.	173,106	159,257
KeyCorp[a]	50,000	437,000
MB Financial, Inc.	40,509	800,053
•OmniAmerican Bancorp, Inc.	34,500	784,185
•Park Sterling Corp.	543,434	2,684,564
•Porter Bancorp, Inc.	252,439	484,683
Regions Financial Corp.[b]	150,000	1,081,500
•Seacoast Banking Corporation of Florida	466,693	742,042
Susquehanna Bancshares, Inc.[a]	100,000	1,046,000
Synovus Financial Corp.[c]	500,000	1,185,000
Webster Financial Corp.[a]	25,000	592,500
Zions Bancorporation[b]	50,000	1,032,750
		25,144,914
Diversified Banks 2.43%
Comerica, Inc.[b]	25,000	776,250
SunTrust Banks, Inc.[b]	25,000	706,750
		1,483,000
Total Banks (cost: $25,888,316)		26,627,914
DIVERSIFIED FINANCIALS 43.92%
Consumer Finance 4.67%
Capital One Financial Corp.[b]	50,000	2,850,500
Investment Banking & Brokerage 13.09%
•Cowen Group, Inc., Class A	1,111,579	3,001,263
•Gleacher & Co., Inc.[a]	3,979,815	2,905,265
Morgan Stanley[a,b]	125,000	2,092,500
		7,999,028
Multi-line Insurance 8.25%
•American International Group, Inc.[b]	50,000	1,639,500
The Hartford Financial Services Group, Inc.[b]	175,000	3,402,000
		5,041,500
Other Diversified Financial Services 16.36%
Bank of America Corp.[b]	150,000	1,324,500
Citigroup, Inc.[b]	75,000	2,454,000
The Goldman Sachs Group, Inc.[b]	30,000	3,410,400
•Western Liberty Bancorp[3]	690,000	2,808,300
		9,997,200
Real Estate Investment Trust 1.55%
Western Asset Mortgage Capital Corp.	42,721	948,406
Total Diversified Financials (cost: $34,307,096)		26,836,634
THRIFTS & MORTGAGE FINANCE 12.01%
Thrifts & Mortgage Finance 12.01%
Investors Bancorp, Inc.[a]	279,000	$5,088,960
•TFS Financial Corp.[a]	100,000	907,000
ViewPoint Financial Group, Inc.[a]	70,000	1,341,900
		7,337,860
Total Thrifts & Mortgage Finance (cost: $5,269,725)		7,337,860
Total Common Stocks (cost: $65,465,137)		60,802,408
Warrants 0.30% (percentage of net assets)
BANKS 0.30%
Banks – Regional 0.00%
•Porter Bancorp, Inc., Expires 06/30/15	136,956	1,370
Diversified Banks 0.30%
•Comerica, Inc., Expires 11/14/18	25,000	181,500
Total Banks (cost: $124,500)		182,870
Total Warrants (cost: $124,500)		182,870

	Face Value
Short-Term Instruments[d] 3.64% (percentage of net assets)
Certificate of Deposit 0.16%
Eastern Bank
0.15%, 11/20/12	$100,404	100,404
Total Certificate of Deposit (cost: $100,404)		100,404

	Number of Shares
Money Market Fund 0.12%
Invesco Aim Short-Term Investment Trust – Liquid Assets Portfolio[e]	72,000	72,000
Total Money Market Fund (cost: $72,000)		72,000

	Face Value
Time Deposit 3.36%
Citibank
0.03%, 10/01/12	$2,050,446	2,050,446
Total Time Deposit (cost: $2,050,446)		2,050,446
Total Short-Term Instruments (cost: $2,222,850)		2,222,850
Total Investments 103.45% (Cost: $67,812,487)		$63,208,128
Short sales (21.89%) (Proceeds: $12,178,751)		(13,376,075)
Call options written (1.36)%
(Premiums received: $766,511)		(834,425)
Put options written (0.26)%
(Premiums received: $489,938)		(156,900)
Cash and other assets, less liabilities 20.06%		12,258,016

Net Assets 100.00%		$61,098,744

See Notes to Portfolio Holdings	BURNHAM FINANCIAL INDUSTRIES FUND 5

Burnham Financial Industries Fund

Portfolio Holdings (Continued) As of September 30, 2012 — (Unaudited)

	Number of Shares	Value
Short Sales (21.89)% (percentage of net assets)
Banks – Regional (13.61)%
Bank of the Ozarks, Inc.	10,000	$(344,700)
Community Bank System, Inc.[b]	63,318	(1,784,934)
Cullen/Frost Bankers, Inc.[b]	40,000	(2,297,200)
Fulton Financial Corp.	30,000	(295,800)
Glacier Bancorp, Inc.	11,000	(171,380)
National Penn Bancshares, Inc.	102,500	(933,775)
Pinnacle Financial Partners, Inc.	20,000	(386,400)
Signature Bank	16,135	(1,082,336)
Trustmark Corp.	10,000	(243,400)
Umpqua Holdings Corp.	60,000	(773,400)
		(8,313,325)
Consumer Finance (6.36)%
Discover Financial Services	10,000	(397,300)
•First Cash Financial Services, Inc.	20,000	(920,200)
Lender Processing Services, Inc.[b]	80,000	(2,231,200)
World Acceptance Corp.	5,000	(337,250)
		(3,885,950)
Specialized Finance (1.92)%
CBOE Holdings, Inc.	40,000	(1,176,800)
Total Short Sales (Proceeds: $12,178,751)		(13,376,075)

	Number of Contracts
Call Options Written (1.36)% (percentage of net assets)
American International Group, Inc. Calls
@ 35 due Nov 12	250	(14,000)
@ 35 due Jan 13	250	(31,250)
		(45,250)
Bank of America Corp. Calls
@ 12 due Nov 12	500	(500)
Capital One Financial Corp. Calls
@ 60 due Jan 13	250	(39,500)
@ 65 due Mar 13	250	(29,000)
		(68,500)
Citigroup, Inc. Calls
@ 30 due Jan 13	250	(106,250)
@ 34 due Jan 13	250	(53,500)
@ 42 due Jan 13	250	(6,500)
		(166,250)
Comerica, Inc. Calls
@ 32 due Jan 13	125	(14,250)
@ 35 due Jan 13	125	(3,375)
		(17,625)
Fifth Third Bancorp Calls
@ 15 due Jan 13	250	(27,250)
@ 16 due Feb 13	250	(17,500)
		(44,750)
Morgan Stanley Calls
@ 17.5 due Jan 13	500	(53,000)
@ 19 due Jan 13	250	(14,000)
@ 19 due Apr 13	250	(24,250)
		(91,250)

	Number of Contracts	Value
Regions Financial Corp. Calls
@ 7 due Nov 12	500	$(26,000)
@ 7.5 due Jan 13	500	(21,000)
		(47,000)
SunTrust Banks, Inc. Calls
@ 28 due Jan 13	250	(50,000)
The Goldman Sachs Group, Inc. Calls
@ 110 due Jan 13	100	(91,000)
@ 115 due Jan 13	100	(62,000)
@ 130 due Jan 13	100	(15,300)
		(168,300)
The Hartford Financial Services Group, Inc. Calls
@ 18 due Dec 12	250	(56,750)
@ 20 due Dec 12	250	(23,000)
@ 22 due Jan 13	250	(12,500)
@ 25 due Jan 13	250	(2,500)
		(94,750)
Zions Bancorporation Calls
@ 20 due Jan 13	250	(38,250)
@ 25 due Jan 13	250	(2,000)
		(40,250)
Total Call Options Written (Premiums received: $766,511)		(834,425)
Put Options Written (0.26)% (percentage of net assets)

Community Bank System, Inc. Puts
@ 25 due Nov 12	400	(10,000)
Cullen/Frost Bankers, Inc. Puts
@ 50 due Jan 13	200	(6,000)
@ 55 due Oct 12	200	(1,000)
		(7,000)
Legg Mason, Inc. Puts
@ 23 due Jan 13	500	(55,000)
Lender Processing Services, Inc. Puts
@ 18 due Dec 12	200	(5,000)
@ 20 due Dec 12	200	(2,000)
		(7,000)
Prudential Financial, Inc. Puts
@ 50 due Dec 12	300	(47,400)
State Street Corp. Puts
@ 36 due Jan 13	500	(30,500)
Total Put Options Written (Premiums received: $489,938)		$(156,900)

See Notes to Portfolio Holdings	BURNHAM FINANCIAL INDUSTRIES FUND 6

Burnham Financial Industries Fund

Portfolio Holdings (Continued) As of September 30, 2012 — (Unaudited)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at September 30, 2012, based on securities owned was $67,812,487. The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2012 was $7,400,721 and $(12,005,080), respectively.

•	Indicates securities that do not produce income.
a	Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
b	Securities or partial securities on which call/put options were written.
c	All or portion of security out on loan. Total market value of loaned securities at September 30, 2012 was $68,544.
d	Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.52%.
e	Represents investment of collateral received from securities lending transactions.
See Notes to Portfolio Holdings	BURNHAM FINANCIAL INDUSTRIES FUND 7

Notes to Portfolio Holdings — September 30, 2012 (Unaudited)

Valuation and Investment Practices

1. Valuing Securities

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 — Fair Value of Financial Instruments.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available or official bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a Fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended September 30, 2012, the Burnham Financial Industries Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times; cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period, only the Burnham Financial Industries Fund engaged in short sales.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral.

NOTES TO PORTFOLIO HOLDINGS	8

Notes to Portfolio Holdings — September 30, 2012 (Continued) (Unaudited)

At September 30, 2012, securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the funds received are as follows:

	Loaned Securities Market Value	% of Net Assets	Value of Cash Collateral
Burnham Fund	$9,603,021	5.99%	$9,817,512
Burnham Financial Services Fund	$3,992	0.01%	$4,100
Burnham Financial Industries Fund	$68,544	0.11%	$72,000

3. Transactions with Affiliated Securities

During the period ended September 30, 2012, the Burnham Financial Services Fund and the Burnham Financial Industries Fund owned shares of the following affiliated securities. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/11	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Value at 9/30/12	Dividend Income
Burnham Financial Services Fund:
Peregrine Holdings LLC	$ 303,821	$ —	$ (5,595)	$ 298,226	$ —
Western Liberty Bancorp	$ 826,592	$ (675,967)	$ 358,125	$ 508,750	$ —
Burnham Financial Industries Fund:
Western Liberty Bancorp	$3,334,898	$(2,307,055)	$1,780,457	$2,808,300	$ —

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At September 30, 2012, the Burnham Financial Services Fund and the Burnham Financial Industries Fund owned the following restricted securities, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of these securities is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under the Rule 144A of the 1933 Act.

Fund	Description, Date of Purchase, % of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Bank of Atlanta 05/08/06 0.19%	228,572	$1,600,004	$91,429
	Peregrine Holdings LLC 05/31/02 0.60%	275,000	$298,226	$298,226
	Suffolk Bancorp 9/19/12 1.85%	67,500	$911,250	$911,250

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quote prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

NOTES TO PORTFOLIO HOLDINGS	9

Notes to Portfolio Holdings — September 30, 2012 (Continued) (Unaudited)

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2012	Level 1	Level 2	Level 3	Total
Burnham Fund
Common Stock:
Consumer Discretionary	$29,148,230	$—	$—	$29,148,230
Consumer Staples	14,898,025	—	—	14,898,025
Energy	26,542,660	—	—	26,542,660
Financial Services	12,189,290	—	—	12,189,290
Health Care	8,759,570	—	—	8,759,570
Industrials	10,813,380	—	—	10,813,380
Information Technology	30,610,850	—	—	30,610,850
Materials	5,750,890	—	—	5,750,890
Telecommunications Services	6,612,200	—	—	6,612,200
Exchange Traded Fund	3,440,400	—	—	3,440,400
Other Debt Obligations	—	21,059,086	—	21,059,086
Written Option	(240,000)	—	—	(240,000)
Totals	$148,525,495	$21,059,086	$—	$169,584,581

Burnham Financial Services Fund
Common Stock:
Banks	$26,880,489	$793,474	$911,250	$28,585,213
Diversified Financials	5,916,735	—	298,226	6,214,961
Thrifts & Mortgage Finance	11,259,724	—	91,429	11,351,153
Warrants:
Banks	—	457	—	457
Other Debt Obligations	—	4,114,887	—	4,114,887
Written Option	(10,500)	—	—	(10,500)
Totals	$44,046,448	$4,908,818	$1,300,905	$50,256,171

Burnham Financial Industries Fund
Common Stock:
Banks	$26,627,914	$—	$—	$26,627,914
Diversified Financials	26,836,634	—	—	26,836,634
Thrifts & Mortgage Finance	7,337,860	—	—	7,337,860
Warrants:
Banks	181,500	1,370	—	182,870
Other Debt Obligations	—	2,222,850	—	2,222,850
Short Sales	(13,376,075)	—	—	(13,376,075)
Written Options	(991,325)	—	—	(991,325)
Totals	$46,616,508	$2,224,220	$—	$48,840,728

During the period ended September 30, 2012, the Burnham Financial Services Fund and the Burnham Financial Industries Fund had transfers from Level 2 to Level 1 in the amounts of $508,750 and $2,808,300, respectively, due to the security now being actively traded. The Funds’ policy is to recognize transfers in and out as of the end of the reporting period.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended September 30, 2012:

Burnham Financial Services Fund	Level 3 assets
Common Stock:
Balance, January 1, 2012	$589,536
Purchases	911,250
Change in unrealized appreciation/(depreciation)	(199,881)
Balance, September 30, 2012	$1,300,905

The securities classified as Level 3 are private companies. When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2012 are as follows:

	Fair Value at 9/30/2012	Valuation Technique(s)	Unobservable Input	Range
Investments in Securities Common Stock	$ 911,250	Market Comparable	Discount	10%–20%
	298,226	Capital Value	Discount	0%
	91,429	Third Party Valuation	Discount	0%

6. Recently Issue Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Adviser is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTES TO PORTFOLIO HOLDINGS	10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust
By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)

Date November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)

Date November 20, 2012

By (signature and title)*	/s/ Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)

Date November 20, 2012